Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Aug. 31, 2020	Aug. 19, 2020	Aug. 17, 2020	Jul. 31, 2020	Jun. 10, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary share					$ 25,000
Due to Related Parties			$ 236,000		$ 300,000				$ 50,000
Related party transaction service fee per month									25,000
Business Combination, Contingent Consideration, Liability									100,000
Repayment of related party debt								$ 235,986	235,986
Due to related party						$ 723,488			284,646 [1]	$ 723,488
Contingent consideraion liability,business combination									100,000
Sponsor [Member]
Related Party Transaction [Line Items]
Repayment of related party debt						0				230,000
Due to related party						724,000			285,000	724,000
Payments By Related Party On Be ha lf Of Entity						374,000	$ 0	$ 0		674,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of related party debt		$ 236,000
Debt Instrument, Face Amount		300,000
Notes Payable, Related Parties		$ 236,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Due to related party						50,000			0	50,000
Related Party Transaction, Selling, General and Administrative expenses from transactions with related party						75,000	$ 0			225,000	$ 0
Related Party Transaction, Amounts of Transaction			$ 25,000
Director [Member]
Related Party Transaction [Line Items]
Business Combination, Contingent Consideration, Liability						100,000				100,000
Contingent consideraion liability,business combination						$ 100,000				100,000
Accounts Payable [Member]
Related Party Transaction [Line Items]
Accrued business combination monthly fees									111,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issue value									$ 1,500,000	$ 1,500,000
Warrants issue price per warrant						$ 1.50			$ 1.50	$ 1.50
Number of warrants issued									9,566,667	9,566,667
Proceeds from issue of warrants									$ 14,400,000	$ 14,400,000
Warrant exercise price						$ 11.50			$ 11.50	$ 11.50
Ordinary Class A [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares									57,500,000	57,500,000
Percent of convertible share to outstanding shares						20.00%			20.00%	20.00%
Share Price					$ 12.00
Warrant exercise price			$ 11.50
Ordinary Class B [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares	30,000			30,000	14,375,000
Proceeds from issuance of ordinary share					$ 25,000
Shares subject to forfeiture									1,875,000	1,875,000
Number of founder shares outstanding									14,175,000

[1]	See Note 2, Revision to Previously Issued Financial Statements.